CONSOLIDATED STATEMENTS OF CASH FLOWS - SUPPLEMENTAL (Parenthetical) - USD ($) $ in Thousands	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
RECONCILIATION OF CASH AND CASH EQUIVALENTS AND RESTRICTED CASH:
Cash and cash equivalents, beginning of period	$ 168,336	$ 27,316	$ 28,339
Restricted cash, beginning of period	330	882	477
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF YEAR	168,666	28,198	28,816
Cash and cash equivalents, end of period	436,507	168,336	27,316
Restricted cash, end of period	101	330	882
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF PERIOD	$ 436,608	$ 168,666	$ 28,198